Goldman Sachs Structured Emerging Markets Equity Fund
Goldman Sachs Structured Emerging Markets Equity Fund—Summary
Investment Objective
The Goldman Sachs Structured Emerging Markets Equity Fund (the “Fund”) seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 52 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-109 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs Structured Emerging Markets Equity Fund		Class A Shares	Class C Shares	Institutional Shares	Class IR Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	1.00%	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Goldman Sachs Structured Emerging Markets Equity Fund		Class A Shares	Class C Shares	Institutional Shares	Class IR Shares
Management Fees		1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		0.46%	0.46%	0.31%	0.46%
Total Annual Fund Operating Expenses		1.71%	2.46%	1.31%	1.46%
Expense Limitation	[1]	(0.26%)	(0.26%)	(0.26%)	(0.26%)
Total Annual Fund Operating Expenses After Expense Limitation		1.45%	2.20%	1.05%	1.20%
[1]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to 0.014% of the Fund's average daily net assets through at least February 28, 2013, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class C, Institutional and/or Class IR Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional and/or Class IR Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Goldman Sachs Structured Emerging Markets Equity Fund (USD $)	Expense Example by, Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares		689	1,035	1,404	2,438
Class C Shares	Assuming complete redemption at end of period	323	742	1,287	2,777	Assuming no redemption	223	742	1,287	2,777
Institutional Shares		107	390	693	1,556
Class IR Shares		122	436	773	1,724

Portfolio Turnover
The Fund pays transactions costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2011 was 200% of the average value of its portfolio.
Principal Strategy

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in emerging country issuers. Currently, emerging countries include, among others, Central and South American, African, Asian and Eastern European countries. Under normal circumstances, the Fund will not invest more than 35% of its Net Assets in securities of issuers in any one emerging country.

The portfolio management team uses two distinct strategies—a bottom-up stock selection strategy and a top-down country/currency selection strategy—to manage the Fund.

The Fund uses a “structured” quantitative style of management that emphasizes fundamentally-based stock and country/currency selection, careful portfolio construction and efficient implementation. The Fund’s investments are selected using both a variety of quantitative techniques and fundamental research, including, but not limited to, such investment themes as: Valuation, Profitability, Quality, Momentum and Sentiment. The Valuation theme attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value. Profitability assesses whether the company is earning more than its cost of capital. Quality evaluates whether the company’s earnings are coming from more persistent, cash based sources, as opposed to accruals. Momentum seeks to predict drifts in stock prices caused by delayed investor reaction to company-specific information and information about related companies. Finally, the Sentiment theme reflects selected investment views and decisions of individuals and financial intermediaries.

The Fund seeks to maximize its expected return, while maintaining risk, style and capitalization characteristics similar to the MSCI® Emerging Markets Standard Index (unhedged, with dividends reinvested, net of dividend withholding taxes) (“MSCI® Emerging Markets (net) Index”), adjusted for the Investment Adviser’s country views. Additionally, the portfolio management team’s views of the relative attractiveness of emerging countries and currencies are considered in allocating the Fund’s assets among emerging countries. The MSCI® Emerging Markets (net) Index is designed to measure equity market performance of the large and mid market capitalization segments of emerging markets.

The Fund may also invest in fixed income securities that are considered to be cash equivalents.

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Emerging Countries Risk. The securities markets of most emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries.

Foreign Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Investment Style Risk. Different investment styles (e.g., “growth,” “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Liquidity Risk. The risk that the Fund may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Management Risk. The risk that a strategy used by the Investment Adviser may fail to produce the intended results. The Investment Adviser attempts to execute a complex strategy for the Fund using proprietary quantitative models. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). There is no guarantee that the Investment Adviser’s use of these quantitative models will result in effective investment decisions for the Fund. Additionally, commonality of holdings across quantitative money managers may amplify losses.

Market Risk. The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions.

Portfolio Turnover Rate Risk. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Fund and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional and Class IR Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate number on the back cover of this Prospectus.

Performance reflects expense limitations in effect.

TOTAL RETURN CALENDAR YEAR (INSTITUTIONAL)
Best Quarter Q2 ’09 +36.79% Worst Quarter Q4 ’08 –28.58%

AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2011
Average Annual Total Returns Goldman Sachs Structured Emerging Markets Equity Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	Since Inception	Inception Date
Returns Before Taxes Class A Shares	Returns Before Taxes		(23.22%)	(7.14%)	Oct. 05, 2007
Returns Before Taxes Class C Shares	Returns Before Taxes		(20.24%)	(6.47%)	Oct. 05, 2007
Returns Before Taxes Institutional Shares	Returns Before Taxes		(18.49%)	(5.52%)	Oct. 05, 2007
Returns Before Taxes Class IR Shares	Returns Before Taxes		(18.80%)	(0.78%)	Aug. 31, 2010
Returns After Taxes on Distributions Class A Shares	Returns After Taxes on Distributions		(22.97%)	(7.06%)	Oct. 05, 2007
Returns After Taxes on Distributions and Sale of Fund Shares Class A Shares	Returns After Taxes on Distributions and Sale of Fund Shares		(14.51%)	(5.72%)	Oct. 05, 2007
MSCI Emerging Markets Standard Index (net of withholding taxes) Class A Shares	MSCI® Emerging Markets Standard Index (net of withholding taxes)	(reflects no deduction for fees or expenses)	(18.42%)	(4.72%)	Oct. 05, 2007
MSCI Emerging Markets Standard Index (net of withholding taxes) Class C Shares	MSCI® Emerging Markets Standard Index (net of withholding taxes)	(reflects no deduction for fees or expenses)	(18.42%)	(4.72%)	Oct. 05, 2007
MSCI Emerging Markets Standard Index (net of withholding taxes) Institutional Shares	MSCI® Emerging Markets Standard Index (net of withholding taxes)	(reflects no deduction for fees or expenses)	(18.42%)	(4.72%)	Oct. 05, 2007
MSCI Emerging Markets Standard Index (net of withholding taxes) Class IR Shares	MSCI® Emerging Markets Standard Index (net of withholding taxes)	(reflects no deduction for fees or expenses)	(18.42%)	(2.03%)	Aug. 31, 2010

The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional and Class IR Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs Structured International Equity Fund
Goldman Sachs Structured International Equity Fund—Summary
Investment Objective
The Goldman Sachs Structured International Equity Fund (the “Fund”) seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 52 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-109 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs Structured International Equity Fund		Class A Shares	Class B Shares	Class C Shares	Institutional Shares	Service Shares	Class IR Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	5.00%	1.00%	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Goldman Sachs Structured International Equity Fund		Class A Shares	Class B Shares	Class C Shares	Institutional Shares	Service Shares	Class IR Shares	Class R Shares
Management Fees		0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	none	none	0.50%
Other Expenses		0.25%	0.25%	0.25%	0.10%	0.60%	0.25%	0.25%
Service Fees		none	none	none	none	0.25%	none	none
Shareholder Administration Fees		none	none	none	none	0.25%	none	none
All Other Expenses		0.25%	0.25%	0.25%	0.10%	0.10%	0.25%	0.25%
Total Annual Fund Operating Expenses		1.31%	2.06%	2.06%	0.91%	1.41%	1.06%	1.56%
Expense Limitation	[1]	(0.06%)	(0.06%)	(0.06%)	(0.06%)	(0.06%)	(0.06%)	(0.06%)
Total Annual Fund Operating Expenses After Expense Limitation		1.25%	2.00%	2.00%	0.85%	1.35%	1.00%	1.50%
[1]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to 0.004% of the Fund's average daily net assets through at least February 28, 2013, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Goldman Sachs Structured International Equity Fund (USD $)	Expense Example by, Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares		670	937	1,223	2,037
Class B Shares	Assuming complete redemption at end of period	703	940	1,303	2,193	Assuming no redemption	203	640	1,103	2,193
Class C Shares	Assuming complete redemption at end of period	303	640	1,103	2,385	Assuming no redemption	203	640	1,103	2,385
Institutional Shares		87	284	498	1,114
Service Shares		137	440	765	1,686
Class IR Shares		102	331	579	1,289
Class R Shares		153	487	844	1,851

Portfolio Turnover
The Fund pays transactions costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2011 was 101% of the average value of its portfolio.
Principal Strategy

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a broadly diversified portfolio of equity investments in companies that are organized outside the United States or whose securities are principally traded outside the United States.

The portfolio management team uses two distinct strategies—a bottom-up stock selection strategy and a top-down country/currency selection strategy—to manage the Fund.

The Fund invests in at least three foreign countries and may invest in the securities of issuers in emerging countries.

The Fund seeks broad representation of large-cap and mid-cap issuers across major countries and sectors of the international economy, with some exposure to small cap issuers. The Fund uses a “structured” quantitative style of management that emphasizes fundamentally-based stock and country/currency selection, careful portfolio construction and efficient implementation. The Fund’s investments are selected using both a variety of quantitative techniques and fundamental research, including, but not limited to, such investment themes as: Valuation, Profitability, Quality, Management, Momentum and Sentiment. The Valuation theme attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value. Profitability assesses whether the company is earning more than its cost of capital. Quality evaluates whether the company’s earnings are coming from more persistent, cash based sources, as opposed to accruals. Management assesses the characteristics, policies and strategic decisions of company management. Momentum seeks to predict drifts in stock prices caused by delayed investor reaction to company-specific information and information about related companies. Finally, the Sentiment theme reflects selected investment views and decisions of individuals and financial intermediaries.

The Fund seeks to maximize its expected return, while maintaining risk, style and capitalization characteristics similar to the MSCI® Europe, Australasia, Far East (“EAFE®”) Standard Index (unhedged, with dividends reinvested, net of dividend withholding taxes) (“MSCI® EAFE® (net) Index”), adjusted for the Investment Adviser’s country views. Additionally, the portfolio management team’s views of the relative attractiveness of countries and currencies are considered in allocating the Fund’s assets among countries. The MSCI® EAFE (net) Index is designed to measure equity market performance large and mid capitalization segments of developed markets, excluding the US and Canada.

The Fund may also invest in fixed income securities that are considered to be cash equivalents.

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Emerging Countries Risk. The securities markets of most emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries.

Foreign Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Investment Style Risk. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Management Risk. The risk that a strategy used by the Investment Adviser may fail to produce the intended results. The Investment Adviser attempts to execute a complex strategy for the Fund using proprietary quantitative models. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). There is no guarantee that the Investment Adviser’s use of these quantitative models will result in effective investment decisions for the Fund. Additionally, commonality of holdings across quantitative money managers may amplify losses.

Market Risk. The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service, Class IR and Class R Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate number on the back cover of this Prospectus.

Performance reflects expense limitations in effect.

TOTAL RETURN CALENDAR YEAR (INSTITUTIONAL)
Best Quarter Q2 ’03 +17.83% Worst Quarter Q4 ’08 –20.03%

AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2011
Average Annual Total Returns Goldman Sachs Structured International Equity Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception		Inception Date
Returns Before Taxes Class A Shares	Returns Before Taxes		(20.75%)	(7.37%)	3.45%	1.39%		Aug. 15, 1997
Returns Before Taxes Class B Shares	Returns Before Taxes		(20.87%)	(7.39%)	3.47%	1.49%		Aug. 15, 1997
Returns Before Taxes Class C Shares	Returns Before Taxes		(17.58%)	(7.00%)	3.34%	1.17%		Aug. 15, 1997
Returns Before Taxes Institutional Shares	Returns Before Taxes		(15.77%)	(5.94%)	4.52%	2.32%		Aug. 15, 1997
Returns Before Taxes Service Shares	Returns Before Taxes		(16.27%)	(6.40%)	4.00%	1.82%		Aug. 15, 1997
Returns Before Taxes Class IR Shares	Returns Before Taxes		(15.92%)			(10.07%)		Nov. 30, 2007
Returns Class R Shares	Returns		(16.20%)			(10.47%)		Nov. 30, 2007
Returns After Taxes on Distributions Class A Shares	Returns After Taxes on Distributions		(21.16%)	(8.16%)	2.81%	0.82%		Aug. 15, 1997
Returns After Taxes on Distributions and Sale of Fund Shares Class A Shares	Returns After Taxes on Distributions and Sale of Fund Shares		(12.54%)	(6.06%)	3.01%	1.16%		Aug. 15, 1997
MSCI EAFE (net) Index (unhedged) Class A Shares	MSCI® EAFE® (net) Index (unhedged)	(reflects no deduction for fees or expenses)	(12.14%)	(4.72%)	4.66%	3.23%	[1]
MSCI EAFE (net) Index (unhedged) Class B Shares	MSCI® EAFE® (net) Index (unhedged)	(reflects no deduction for fees or expenses)	(12.14%)	(4.72%)	4.66%	3.23%	[1]
MSCI EAFE (net) Index (unhedged) Class C Shares	MSCI® EAFE® (net) Index (unhedged)	(reflects no deduction for fees or expenses)	(12.14%)	(4.72%)	4.66%	3.23%	[1]
MSCI EAFE (net) Index (unhedged) Institutional Shares	MSCI® EAFE® (net) Index (unhedged)	(reflects no deduction for fees or expenses)	(12.14%)	(4.72%)	4.66%	3.23%	[1]
MSCI EAFE (net) Index (unhedged) Service Shares	MSCI® EAFE® (net) Index (unhedged)	(reflects no deduction for fees or expenses)	(12.14%)	(4.72%)	4.66%	3.23%	[1]
MSCI EAFE (net) Index (unhedged) Class IR Shares	MSCI® EAFE® (net) Index (unhedged)	(reflects no deduction for fees or expenses)	(12.14%)			(8.66%)		Nov. 30, 2007
MSCI EAFE (net) Index (unhedged) Class R Shares	MSCI® EAFE® (net) Index (unhedged)	(reflects no deduction for fees or expenses)	(12.14%)			(8.66%)		Nov. 30, 2007
[1]	Calculated from September 1, 1997 to December 31, 2011.

The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares, and returns for Class R Shares (which are offered exclusively to retirement plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs Structured International Small Cap Fund
Goldman Sachs Structured International Small Cap Fund—Summary
Investment Objective
The Goldman Sachs Structured International Small Cap Fund (the “Fund”) seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 52 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-109 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs Structured International Small Cap Fund		Class A Shares	Class C Shares	Institutional Shares	Class IR Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	1.00%	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Goldman Sachs Structured International Small Cap Fund		Class A Shares	Class C Shares	Institutional Shares	Class IR Shares
Management Fees		0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		0.37%	0.37%	0.22%	0.37%
Total Annual Fund Operating Expenses		1.47%	2.22%	1.07%	1.22%
Expense Limitation	[1]	(0.17%)	(0.17%)	(0.17%)	(0.17%)
Total Annual Fund Operating Expenses After Expense Limitation		1.30%	2.05%	0.90%	1.05%
[1]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to 0.014% of the Fund's average daily net assets through at least February 28, 2013, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class C, Institutional and/or Class IR Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional and/or Class IR Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Goldman Sachs Structured International Small Cap Fund (USD $)	Expense Example by, Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares		675	973	1,293	2,197
Class C Shares	Assuming complete redemption at end of period	308	678	1,174	2,541	Assuming no redemption	208	678	1,174	2,541
Institutional Shares		92	323	574	1,290
Class IR Shares		107	370	654	1,462

Portfolio Turnover
The Fund pays transactions costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2011 was 79% of the average value of its portfolio.
Principal Strategy

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a broadly diversified portfolio of equity investments in small cap non-U.S. issuers.

The Fund uses a “structured” quantitative style of management that emphasizes fundamentally-based stock selection, careful portfolio construction and efficient implementation. The Fund’s investments are selected using both a variety of quantitative techniques and fundamental research, including, but not limited to, such investment themes as: Valuation, Profitability, Quality, Management, Momentum and Sentiment. The Valuation theme attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value. Profitability assesses whether the company is earning more than its cost of capital. Quality evaluates whether the company’s earnings are coming from more persistent, cash based sources, as opposed to accruals. Management assesses the characteristics, policies and strategic decisions of company management. Momentum seeks to predict drifts in stock prices caused by delayed investor reaction to company-specific information and information about related companies. Finally, the Sentiment theme reflects selected investment views and decisions of individuals and financial intermediaries.

The Fund seeks to maximize its expected return, while maintaining risk, style, and capitalization characteristics similar to the MSCI® Europe, Australasia, Far East (“EAFE®”) Small Cap Index (unhedged, with dividends reinvested, net of dividend withholding taxes) (“MSCI® EAFE® Small Cap (net) Index”). The MSCI® EAFE® Small Cap (net) Index is designed to measure equity market performance of the small capitalization segments of developed markets, excluding the United States and Canada. The Fund seeks to maximize its expected return while maintaining these and other characteristics similar to the benchmark.

The Fund may also invest in the securities of issuers in emerging countries, and fixed income securities that are considered to be cash equivalents.

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Emerging Countries Risk. The securities markets of most emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries.

Foreign Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Investment Style Risk. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Management Risk. The risk that a strategy used by the Investment Adviser may fail to produce the intended results. The Investment Adviser attempts to execute a complex strategy for the Fund using proprietary quantitative models. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). There is no guarantee that the Investment Adviser’s use of these quantitative models will result in effective investment decisions for the Fund. Additionally, commonality of holdings across quantitative money managers may amplify losses.

Market Risk. The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions.

Mid-Cap and Small-Cap Risk. Investments in mid-capitalization and small-capitalization companies involve greater risks than investments in larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional and Class IR Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate number on the back cover of this Prospectus.

Performance reflects expense limitations in effect.

TOTAL RETURN CALENDAR YEAR (INSTITUTIONAL)
Best Quarter Q2 ’09 +34.33% Worst Quarter Q3 ’08 –24.08%

AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2011
Average Annual Total Returns Goldman Sachs Structured International Small Cap Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	Since Inception	Inception Date
Returns Before Taxes Class A Shares	Returns Before Taxes		(19.17%)	(5.98%)	Sep. 28, 2007
Returns Before Taxes Class C Shares	Returns Before Taxes		(16.00%)	(5.39%)	Sep. 28, 2007
Returns Before Taxes Institutional Shares	Returns Before Taxes		(14.14%)	(4.34%)	Sep. 28, 2007
Returns Before Taxes Class IR Shares	Returns Before Taxes		(14.37%)	6.80%	Aug. 31, 2010
Returns After Taxes on Distributions Class A Shares	Returns After Taxes on Distributions		(19.40%)	(6.42%)	Sep. 28, 2007
Returns After Taxes on Distributions and Sale of Fund Shares Class A Shares	Returns After Taxes on Distributions and Sale of Fund Shares		(11.99%)	(5.10%)	Sep. 28, 2007
MSCI EAFE Small Cap Index Class A Shares	MSCI® EAFE® Small Cap Index (net of withholding taxes)	(reflects no deduction for fees or expenses)	(15.94%)	(6.30%)	Sep. 28, 2007
MSCI EAFE Small Cap Index Class C Shares	MSCI® EAFE® Small Cap Index (net of withholding taxes)	(reflects no deduction for fees or expenses)	(15.94%)	(6.30%)	Sep. 28, 2007
MSCI EAFE Small Cap Index Institutional Shares	MSCI® EAFE® Small Cap Index (net of withholding taxes)	(reflects no deduction for fees or expenses)	(15.94%)	(6.30%)	Sep. 28, 2007
MSCI EAFE Small Cap Index Class IR Shares	MSCI® EAFE® Small Cap Index (net of withholding taxes)	(reflects no deduction for fees or expenses)	(15.94%)	3.49%	Aug. 31, 2010

The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional and Class IR Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.